Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (24,813,736)	$ (21,855,127)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,863,924	388,139
Stock-based compensation	544,375	195,056
Change in fair value of simple agreements for future equity	1,672,706	265,744
Amortization of debt discount	1,811,798	13,600
Change in fair value of derivative liability	149,000
Impairment of long-lived assets	1,468,995
Interest on recourse loan	(3,897)
Changes in operating assets and liabilities:
Accounts receivable	20,742	(23,697)
Inventory	(156,087)	(154,840)
Prepaid expenses	(595,630)	(81,339)
Other current assets		11,163
Accounts payable	1,888,568	(174,278)
Accrued liabilities	228,020	37,434
Right of use liabilities, net	(49,656)	(24,641)
Net cash used in operating activities	(15,970,878)	(21,402,786)
Cash flows from investing activities:
Purchase of property and equipment	(4,914)	(3,644,950)
Deposits		(416,012)
Net cash used in investing activities	(4,914)	(4,060,962)
Cash flows from financing activities:
Proceeds from simple agreement for future equity	2,666,953	12,885,001
Proceeds from notes payable	750,000	2,500,000
Repayments of notes payable	(1,750,000)	(250,000)
Proceeds from convertible notes payable	2,798,410
Proceeds from notes payable, related party	519,000
Repayments of notes payable, related party	(449,000)
Proceeds from lease liability financing		4,455,852
Repayment of lease liability financing	(1,713,518)	(378,524)
Issuance of restricted common stock, net of repurchases	(3)	1,278
Issuance of common stock pursuant to Merger and private placement, net of offering costs	10,444,987
Issuance of Series Seed preferred stock		999,999
Net cash provided by financing activities	13,266,829	20,213,606
Net change in cash and cash equivalents	(2,708,963)	(5,250,142)
Cash and cash equivalents at beginning of year	2,715,719	7,965,861
Cash and cash equivalents at end of year	6,756	2,715,719
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	507,193	622,730
Supplemental disclosure of non-cash investing and financing activities:
Restricted stock award liability		162,747
Derivative liability in connection with convertible note	601,000
Debt discount issued as accrued liability	63,840
Conversion of simple agreement for future equity into common stock	17,490,404
Conversion of convertible note and derivative into common stock in connection with Merger	3,751,875
Warrants issued in connection with note payable	991,000	49,000
Subscription receivable		$ 165,719